Other Non-Current Assets (Details) - Schedule of other non-current assets - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of other non-current assets [Abstract]
Loans to employees		¥ 2,867
Deposits for financing arrangements	6,700	6,700
School deposits	32,350	22,173
Rental deposits	8,127	22,901
Others		1,847
Other non-current assets	¥ 47,177	¥ 56,488